PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks
Australia 0.9%
Transurban Group, UTS	783,275	$6,684,309
Canada 7.0%
BCE, Inc.	307,028	10,356,204
Canadian National Railway Co.	75,360	8,722,920
Enbridge, Inc.	565,457	21,161,890
Pembina Pipeline Corp.	295,542	11,454,353
		51,695,367
France 10.4%
AXA SA	1,060,886	37,247,535
Cie Generale des Etablissements Michelin SCA	487,793	19,311,177
Orange SA	989,984	10,986,122
Vinci SA	86,291	9,847,354
		77,392,188
Italy 2.0%
Enel SpA	2,121,786	15,147,806
Netherlands 0.9%
Akzo Nobel NV	103,689	6,411,324
South Korea 1.3%
Samsung Electronics Co. Ltd.	151,766	9,358,237
Spain 3.5%
Iberdrola SA(a)	1,981,271	26,169,026
Switzerland 4.6%
Zurich Insurance Group AG	62,912	34,587,148
United Kingdom 8.2%
AstraZeneca PLC, ADR	252,053	19,949,995
National Grid PLC	2,283,682	28,975,767
Unilever PLC	191,311	11,756,962
		60,682,724
United States 60.4%
AbbVie, Inc.	207,660	38,483,552

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
United States (cont’d.)
Amgen, Inc.			36,962	$12,288,756
Apple, Inc.			78,537	17,441,497
Broadcom, Inc.			111,590	17,930,281
Camden Property Trust, REIT			44,935	4,976,551
Caterpillar, Inc.			46,899	16,236,434
Corning, Inc.			245,563	9,824,976
Darden Restaurants, Inc.			44,933	6,573,249
Dow, Inc.			139,691	7,608,969
Gaming & Leisure Properties, Inc., REIT			374,241	18,786,898
Gateway Energy & Resource Holdings LLC Private Placement, 144A (original cost $2,000,000; purchased 12/14/07)*^(f)			100,000	109,250
International Business Machines Corp.			43,684	8,393,444
JPMorgan Chase & Co.			166,412	35,412,474
Lam Research Corp.			18,144	16,714,978
Linde PLC			24,879	11,282,626
McDonald’s Corp.			25,851	6,860,855
MetLife, Inc.			402,021	30,895,314
Microsoft Corp.			31,173	13,041,224
NextEra Energy, Inc.			76,717	5,860,412
PepsiCo, Inc.			58,148	10,040,415
PNC Financial Services Group, Inc. (The)			70,395	12,748,534
Procter & Gamble Co. (The)			78,631	12,640,720
Prologis, Inc., REIT			202,447	25,518,444
Republic Services, Inc.			59,730	11,606,734
Sanofi SA			160,834	16,580,785
Schneider Electric SE			22,510	5,425,704
Shell PLC, ADR			296,099	21,680,369
Texas Instruments, Inc.			75,614	15,410,889
Union Pacific Corp.			46,258	11,413,236
Walmart, Inc.			208,981	14,344,456
Williams Cos., Inc. (The)			281,716	12,096,885
				448,228,911

Total Long-Term Investments (cost $529,831,899)				736,357,040
Short-Term Investments 0.4%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.561%)(wb)	1,638,750	1,638,750

PGIM Jennison Global Equity Income Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (7-day effective yield 5.606%) (cost $898,987; includes $871,728 of cash collateral for securities on loan)(b)(wb)	899,527	$898,987

Total Short-Term Investments (cost $2,537,737)			2,537,737

TOTAL INVESTMENTS 99.6% (cost $532,369,636)			738,894,777
Other assets in excess of liabilities 0.4%			3,202,864

Net Assets 100.0%			$742,097,641

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
REITs—Real Estate Investment Trust
UTS—Unit Trust Security

*	Non-income producing security.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $109,250 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $820,891; cash collateral of $871,728 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $2,000,000. The aggregate value of $109,250 is 0.0% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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